Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
REVENUE	$ 176.5	$ 211.2
Deferred Costs [Abstract]
Contract assets				$ 8.9	$ 9.1
Contract Liabilities [Abstract]
Contract liabilities, current				11.3	16.7
Contract liabilities	35.8		$ 29.0	29.0	35.8
Movement in Deferred costs [Rollforward]
Beginning balance	3.6		0.9
Less: amortization	2.7
Ending balance	0.9
Demobilization Revenue [Roll Forward]
Beginning balance	5.5		8.0
Plus: contractual additions	2.5
Ending balance	8.0
Movement in Deferred Revenue [Roll Forward]
Beginning balance	35.8		29.0
Plus: contractual additions	2.4
Less: amortization	9.2
Ending balance (1)	29.0
Capex [Member]
Movement in Deferred Revenue [Roll Forward]
Plus: contractual additions	14.3
Deferred Revenue [Member]
Contract Liabilities [Abstract]
Contract liabilities, current				11.3	16.7
Prepaid Expenses and Other Current Assets [Member]
Deferred Costs [Abstract]
Contract assets, current				8.6	8.7
Other Noncurrent Liabilities [Member]
Contract Liabilities [Abstract]
Contract liabilities, noncurrent				17.7	19.1
Other Assets [Member]
Deferred Costs [Abstract]
Contract assets, non-current				$ 0.3	$ 0.4
Accounts Receivable [Member]
Movement in Deferred Revenue [Roll Forward]
Plus: contractual additions	$ 14.3
Scenario, Forecast [Member] | Demobilization [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
REVENUE			$ 3.4